Segment Information - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of operating segments [line items]
Trade accounts receivable	$ 717.1	$ 665.4
Property, plant and equipment	2,104.9	2,154.2	$ 2,027.4
Intangible assets	1,882.4	1,664.6	$ 1,405.4	$ 1,260.9
Operating Segment [member]
Disclosure of operating segments [line items]
Trade accounts receivable	717.1	665.4
Property, plant and equipment	2,104.9	2,154.2
Intangible assets	1,882.4	1,664.6
Total	4,704.4	4,484.2
Operating Segment [member] | North America [member]
Disclosure of operating segments [line items]
Trade accounts receivable	80.2	84.9
Property, plant and equipment	378.1	364.4
Intangible assets	31.2	22.9
Total	489.5	472.2
Operating Segment [member] | Europe [member]
Disclosure of operating segments [line items]
Trade accounts receivable	372.6	380.9
Property, plant and equipment	555.4	585.2
Intangible assets	6.8	7.0
Total	934.8	973.1
Operating Segment [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Trade accounts receivable	18.2	11.5
Property, plant and equipment	56.3	60.7
Intangible assets		0.1
Total	74.5	72.3
Operating Segment [member] | Brazil [member]
Disclosure of operating segments [line items]
Trade accounts receivable	246.1	188.1
Property, plant and equipment	1,115.1	1,143.9
Intangible assets	1,844.4	1,634.6
Total	$ 3,205.6	$ 2,966.6